UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ---
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Management, LLC
Address:  110 East 59th Street, 30th Floor
          New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

                                      New York, New York          May 14, 2004
-------------------------------     ----------------------      ----------------
/s/ by Carolyn S. Parlato               [City, State]                [Date]
    with Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                         ------------
Form 13F Information Table Entry Total:       26
                                         ------------
Form 13F Information Table Value Total:    $247,738
                                         ------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

     COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                            TITLE                      VALUE    SHRS OR           PUT/  INVESTMENT   [OTHER    ------------------
  NAME OF ISSUER           OF CLASS        CUSIP      (x$1000)  PRN AMT  SH/PRN   CALL  DISCRETION  MANAGERS]  SOLE  SHARED  NONE
  --------------           --------        -----      --------  -------  ------   ----  ----------  ---------  ----  ------  ----
ALLIANCE BANCORP
OF NEW ENGLAND INC       COMMON STOCK     01852Q109       65      1,600                   SOLE                  X

AT&T WIRELESS
SERVICES INC             COMMON STOCK     00209A106   13,165    967,324                   SOLE                  X

BIOVERIS CORP            COMMON STOCK     090676107    3,648    307,867                   SOLE                  X

BLOCKBUSTER INC
CLASS A                  COMMON STOCK     093679108   16,923    967,000                   SOLE                  X

CONSECO, INC.            COMMON STOCK     208464883   21,600    932,664                   SOLE                  X

CONSECO, INC.
27.6000 EXP
09/10/2008               PREFERRED STOCK  208464875      888    130,741                   SOLE                  X

FLEET BOSTON
FINANCIAL CORP           COMMON STOCK     339030108   27,376    609,715                   SOLE                  X

FRONTLINE LTD            COMMON STOCK     G3682E127    5,257    182,207                   SOLE                  X

GOLAR LNG LTD            COMMON STOCK     G9456A100   16,189  1,070,000                   SOLE                  X




GREY GLOBAL GROUP INC    COMMON STOCK     39787M108   20,377     29,594                   SOLE                  X

JOHN HANCOCK FINL
SVCS INC                 COMMON STOCK     41014S106   19,157    438,481                   SOLE                  X

KNIGHTSBRIDGE
TANKERS, LTD.            COMMON STOCK     G5299G106    6,677    313,905                   SOLE                  X

MICROSOFT CORPORATION    COMMON STOCK     594918104   14,958    600,000                   SOLE                  X

MILLENNIUM CHEMICALS
INC.                     COMMON STOCK     599903101   10,682    715,000                   SOLE                  X

NETRATINGS INC           COMMON STOCK     64116M108   15,877  1,436,827                   SOLE                  X

P G & E CORPORATION      COMMON STOCK     69331C108   34,474  1,190,000                   SOLE                  X

PEOPLESOFT INC           COMMON STOCK     712713106    3,143    170,000                   SOLE                  X

PRICE COMMUNICATIONS
CORP                     COMMON STOCK     741437305    1,569    100,000                   SOLE                  X

RURAL CELLULAR CORP
CL-A                     COMMON STOCK     781904107    3,816    400,000                   SOLE                  X

TLC VISION CORP          COMMON STOCK     872549100   10,587    923,000                   SOLE                  X

CALL/BBI(BBIDD) @ 20
04/17/2004               OPTION           0936799DD       15      1,500           CALL    SOLE




CALL/BBI(BBIDW) @ 17.5
04/17/2004               OPTION           0936799DW      180      4,000           CALL    SOLE

CALL/CNO(CNOFE) @ 25
06/19/2004               OPTION           2084649FE      756     10,430           CALL    SOLE

CALL/MIM(MIMEF) @ 30
05/22/2004               OPTION           55304X9EF       18        650           CALL    SOLE

PUT/BVF(BVFPW) @ 17.5
04/17/2004               OPTION           09067J8PW      287      1,451           PUT     SOLE

PUT/CIMA(UVKRF) @ 30
06/19/2004               OPTION           1717968RF       54        500           PUT     SOLE